Cover	Feb. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Kuber Resources Corp. (the “Company”), filed on May 24, 2024 (the “Original Form 8-K”). Following the filing of the Original Form 8-K, the appointed director discovered an inadvertent error in the biography set forth in Item 5.02. The Company is amending the Original Form 8-K solely to update the biography set forth in Item 5.02. No disclosure has changed from the Original Form 8-K.
Document Period End Date	Feb. 06, 2025
Entity File Number	000-26119
Entity Registrant Name	Kuber Resources Corporation
Entity Central Index Key	0001081834
Entity Tax Identification Number	87-0629754
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1113, Tower 2, Lippo Centre
Entity Address, Address Line Two	89 Queensway
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
Entity Address, Postal Zip Code	000-000
City Area Code	+852
Local Phone Number	3703 6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false